Taxation	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
TAXATION

16. TAXATION

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

The Company’s subsidiaries incorporated in the British Virgin Islands are not subject to taxation in the British Virgin Islands.

United Arab Emirates

The Company’s subsidiaries incorporated in United Arab Emirates (the “UAE”) are currently not subject to taxation in United Arab Emirates, as companies operating in the designated free zones of the UAE and not conducting business activities in the UAE mainland are exempt from corporate taxes or customs duty.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong are subjected to Hong Kong profits tax. With effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first Hong Kong dollars (“HKD”) 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. If no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to standard profits tax rate. Because the preferential tax treatment is not elected by the Group, the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.

Mainland China

Generally, the Company’s WFOE and subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

According to the Announcement on Further Implementing the Income Tax Preferential Policies for Small and Micro Enterprises (Caishui [2023] No. 06) issued by the Ministry of Finance and the State Taxation Administration on March 14, 2022, for small and low-profit enterprises with an annual taxable income exceeding RMB1.0 million but not exceeding RMB3.0 million, a reduction of 25% will be included in the taxable income and the enterprise income tax will be paid at a 20% tax rate. The execution period of this announcement is from January 1, 2023 to December 31, 2024. On August 2, 2023, the Ministry of Finance and the State Taxation Administration announced Caishui [2023] No. 12 and extend the execution period of Caishui [2023] No. 06 from December 31, 2024 to December 31, 2027.

For the six months ended June 30, 2026, Jiangsu Qingfeng Chuanyin Technology Co., Ltd., Jiangsu Hong’anlin Artificial Intelligence Technology Co., Ltd. and Jiangsu Ruilinchuan Artificial Intelligence Technology Co., Ltd. were qualified as small-scale and low profit enterprise.

United States

The Company’s subsidiary, which incorporated in United States in 2022, is subject to statutory U.S. Federal corporate income tax at a rate of 21% for the six months ended June 30, 2026 and 2025. The Company does not believe it is more likely than not that the losses are realizable. There is no related tax provision other than state minimum taxes.

Japan

The Company’s subsidiary incorporated in Japan in December 2025 is subject to Japanese corporate income taxes on taxable income determined based on its statutory financial statements, as adjusted in accordance with applicable Japanese tax laws. The applicable tax rate is 34.6% in Japan.

For the six months ended June 30, 2026 and 2025, the Group recognized US$39.7 thousand and nil income tax expense.

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Statutory income tax rate in PRC	25.0%	25.0%
Tax effect of non-deductible items	(0.2)%	(0.3)%
Tax effect of fair value change of derivative warrant liability	-	1.6%
Tax effect of fair value change of convertible notes	(1.2)%	-
Tax effect of share-based compensation	(19.0)%	-
Tax effect of income tax rate differences in jurisdictions other than the PRC	(4.5)%	(22.7)%
Change in valuation allowance	(0.2)%	(3.6)%
Effective tax rate	(0.10)%	-

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Full valuation allowance of US$7.5 million and US$7.4 million had been provided as of June 30, 2026 and December 31, 2025, respectively in respect of all deferred tax assets from continuing operations as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.